                                          OPPENHEIMER AMT-FREE MUNICIPALS
                                       Supplement dated July 22, 2004 to the
                                        Statement of Additional Information
                                             dated September 24, 2003

     This supplement amends the Statement of Additional  Information  ("SAI") of the Fund and is in addition to any existing supplements to the Fund's SAI.

1. The  Statement of  Additional  supplement  dated October 27, 2003 is replaced with this supplement.

2. The Fund's Board of Trustees  has  approved  changing the name of the Fund to
"Oppenheimer AMT-Free Municipals." Effective November 7, 2003, all references in the Statement of Additional Information to "Oppenheimer Municipal Bond Fund" are
changed to "Oppenheimer AMT-Free Municipals."

3. The third,  fourth and fifth paragraphs under "The Fund's Investment Policies
- Revenue Bonds - Private Activity  Municipal  Securities" on page 3 are deleted in their entirety.

4. The following  replace the third bullet under the caption "Does the Fund Have
Additional Non-Fundamental Policies?" on page 21:

|_| The Fund cannot invest in securities of other investment  companies,  except to the extent permitted under the 1940 Act, the rules or regulations  thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Also, the Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance  on  sub-paragraph  (F) or (G) of section  12(d)(1)  of the  Investment
Company Act of 1940. The Fund would be permitted under this policy to invest its assets in the securities of one or more open-end management investment companies for which the Manager,  one of its  affiliates or a successor is the  investment advisor or sub-advisor.  That fund must have  substantially the same fundamental investment objective, policies and limitations as the Fund.

5. The  following is added as the last bullet  under the caption  "Does the Fund
Have Additional Non-Fundamental Policies?" on page 21:

|_| The Fund will not invest in municipal  securities the interest on which (and thus a proportionate  share of the  exempt-interest  dividends paid by the Fund)
would be subject to the  Federal  alternative  minimum  tax on  individuals  and corporations.

6. The third paragraph under  "Dividends,  Capital Gains and Taxes - Taxation of
Fund Distributions" on page 65 is deleted in its entirety.

July 22, 2004                                                      PX0310.011